Net Income (Loss) per Share (Tables)	6 Months Ended
Jun. 30, 2018
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Income (Loss) per Share

	Six Months Ended		Year Ended
	June 30,		December 31,
(in thousands, except per share data)	2018	2017	2017	2016
	(Unaudited)
Numerator:
Net income (loss)	$7,569	$(1,500)	$1,837	$(14,202)
Participating securities:
Income allocated to preferred stockholders	(4,415)	—	(1,837)	—
Net income (loss) attributable to common stockholders	3,154	(1,500)	-	(14,202)

Denominator:
Weighted-average shares, basic	13,761	2,613	2,735	2,500
Dilutive effect of warrant	137	—	—	—
Dilutive effect of restricted stock units and awards	1	—	—	—
Dilutive effect of common stock options	4,898	—	—	—
Weighted-average common shares outstanding, diluted	18,797	2,613	2,735	2,500
Net income (loss) per share attributable to common stockholders:
Basic	$0.23	$(0.57)	$—	$(5.68)
Diluted	$0.17	$(0.57)	$—	$(5.68)

Schedule of Potentially Dilutive Shares Not Included in Calculation of Diluted Shares

	Six Months Ended		Year Ended
	June 30,		December 31,
(in thousands)	2018	2017	2017	2016
	(Unaudited)
Convertible preferred stock	—	24,642	23,095	19,774
Preferred stock warrants	—	214	214	214
Restricted stock units and awards	541	—	—	—
Stock options to purchase common stock	—	5,150	5,369	4,602
Total	541	30,006	28,678	24,590